RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions/Balances with related parties) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transactions [Abstract]
Trade accounts receivable	$ 190		$ 190		$ 151
Trade accounts payable	277		277		$ 30
Revenues	182	$ 82	419	$ 260
Purchases, selling, general and administrative expenses	$ 288	$ 78	$ 365	$ 263